UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND, LLC
               (Exact name of registrant as specified in charter)
                                   --------


                              Two Hopkins Plaza
                             Baltimore, MD 21201
             (Address of principal executive offices) (Zip code)

                     SEI Investments Global Funds Services
                           One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                      DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS







MERCANTILE LONG-SHORT MANAGER FUND LLC


QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2004



MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENTS
INVESTMENT FUNDS                                              COST               VALUE          % OF NET ASSETS

GENERAL HEDGED EQUITY
Eden Capital Partners                                     $    2,000,000     $    2,093,633                  4.30%
North Sound Legacy Institutional Fund, L.L.C.                  3,250,000          4,004,839                  8.22
Sirios Capital II, L.P                                         2,000,000          2,210,132                  4.54
Wynnefield Partners Small Cap Value, L.P.                      2,750,000          4,284,202                  8.80
                                                        ------------------ ------------------ --------------------
   Total General Hedged Equity                                10,000,000         12,592,806                 25.86
INTERNATIONAL HEDGED EQUITY
Greylock Global Opportunity Fund, L.P.                         2,000,000          2,564,733                  5.27
Horseman Global Fund I, L.P.                                   2,750,000          3,265,364                  6.70
Kingdon Associates, L.P.                                       3,500,000          4,186,158                  8.59
                                                        ------------------ ------------------ --------------------
   Total International Hedged Equity                           8,250,000         10,016,255                 20.56
SECTOR HEDGED EQUITY
Artis Technology Qualified Partners, L.P.                      2,750,000          3,290,241                  6.75
Basswood Financial Partners, L.P.                              2,250,000          2,876,772                  5.91
Castle Creek LifeSciences, L.L.C.                              2,800,000          3,099,022                  6.36
TCS Capital II, L.P.                                           2,200,000          3,346,297                  6.87
                                                        ------------------ ------------------ --------------------
   Total Sector Hedged Equity                                 10,000,000         12,612,332                 25.89
SPECIALTY - EVENT DRIVEN
Bedford Falls Investors, L.P.                                  3,300,000          3,854,531                  7.91
Castlerigg Partners, L.P.                                      3,000,000          3,253,130                  6.68
                                                        ------------------ ------------------ --------------------
   Total Specialty - Event Driven                              6,300,000          7,107,661                 14.59
SPECIALTY - GLOBAL MACRO
Cipher Composite                                               1,500,000          1,556,250                  3.20
Peak Select                                                    1,500,000          1,510,087                  3.10
                                                        ------------------ ------------------ --------------------
   Total Specialty - Global Macro                              3,000,000          3,066,337                  6.30
                                                        ------------------ ------------------ --------------------
   Total Investment Funds *                               $   37,550,000     $   45,395,391                 93.20%
                                                        ------------------ ------------------ --------------------




* Percentages are based on net assets of $48,707,487. The aggregate cost of investments for tax purposes was $37,550,000. Net unrealized appreciation on investments for tax purposes was $7,845,391 consisting of $7,845,391 of gross unrealized appreciation and $0 of gross unrealized depreciation.

As of December 31, 2004, the Fund redeemed in full $801,536 of Polar Bear Fund, L.P.

The investments in Investment Funds shown above, representing 93.20% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Long-Short Manager Fund, LLC


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer


Date: February 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer


Date: February 24, 2005


/s/ Bonnie C. Railey
-----------------------------
Bonnie C. Railey
Principal Financial Officer


Date: February 24, 2005